Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
Schedules of Concentration Risks

During the years ended March 31, 2024, 2023 and 2022, there were two, four and two customers generated income which accounted for over 10% of the total revenue generated for that year, respectively. The details are as follows:

	For the years ended March 31,
	2024	2023	2022

Customer A	62.2%	15.7%	8.3%
Customer B	13.3%	14.9%	0%
Customer C	6.2%	42.1%	23.6%
Customer D	0.6%	15.4%	50.0%

As of March 31, 2024 and 2023, accounts receivable due from these customers, and there were two and three accounts receivable which accounted for over 10% of the total consolidated accounts receivable, respectively. The details are as follows:

	As of March 31
	2024	2023

Customer E	47.6%	0%
Customer F	19.3%	0%
Customer C	9.2%	11.4%
Customer B	5.9%	51.4%
Customer D	4.8%	1.0%
Customer A	3.1%	30.0%

During the years ended March 31, 2024, 2023 and 2022, there were zero, zero and zero supplier accounted for over 10% of the total purchases for that year, respectively.

As of March 31, 2024 and 2023, there were one and zero supplier which accounted for over 10% of the total consolidated accounts payable, respectively. The details are as follows:

	As of March 31
	2024	2023
Supplier A	12.0%	0%

Schedule of Interest Rate Risk

The following table details the interest rate risk profile of the Company’s borrowings as of March 31, 2024 and 2023:

	As of March 31
	2024	2023
	USD	USD
Fixed rate borrowings:
Finance lease liabilities, current	67,372	84,959
Finance lease liabilities, non-current	114,495	216,373
Bank borrowings, current	-	51,905
Bank borrowings, non-current	-	-

Floating rate borrowings:
Bank borrowings, current	3,818,453	3,771,728
Bank borrowings, non-current	3,033,780	1,498,485

Schedule of Estimated Useful Life

Property and Equipment is stated at cost, net of accumulated depreciation and impairment charge. Depreciation is provided for on a straight-line basis over the estimated useful lives of the related assets as follows:

Equipment	3.33 years
Motor vehicle	3.33 years
Property	23.33 years